Share-based compensation - additional information (Details) € in Millions	1 Months Ended							3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Jan. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 shares	Jan. 31, 2018	Dec. 15, 2016	Jan. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible securities conversion ratio																0.083077
RCS Media Group S.p.A.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest in investment sold							16.70%
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											2,400,000	2,264,000	14,710,000
Cumulative vesting percent								100.00%	67.00%	33.00%
Performance share units | Key employees vesting 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											100,000
Performance share units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											2,400,000
Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											71,136	1,136,250	168,593
Percent of units subject to certain criteria												50.00%	50.00%
Requisite service period												3 years
Performance measurement period													5 years
Performance share units, net income | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												0.00%	0.00%
Performance share units, net income | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												100.00%	100.00%
Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											2,473,637	1,136,250	168,593
Requisite service period											5 years	2 years
Measurement term of expected volatility											3 years
Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												0.00%	0.00%
Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												150.00%	150.00%
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											627,081	2,293,940	94,222
Restricted share units | Key employees vesting 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											50,000
Restricted share units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											580,000	2,290,000	90,000	5,200,000
Cumulative vesting percent	33.00%	33.00%	33.00%	33.00%	33.00%	33.00%
Share-based payment arrangements, vesting period											3 years
Performance share units and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible securities conversion ratio							1.005865								1.003733		1.5440
Expense from share-based payment transactions with employees | €											€ 54	€ 85	€ 96
Unrecognized expense from share-based payment transactions with employees | €											€ 28
Unrecognized expense from share-based payment transactions with employees, period of recognition											1 year 9 months 18 days